Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 92	$ 1	$ 0
Defined benefit accrual	748	1,089	1,100
Tax loss carry-forwards	36,859	12,655	11,264
Net deferred income tax liability	(2,900)	0	0
Deferred tax liability on change in unrealized gains related to available-for-sale debt securities	0	(753)	0
Valuation allowance	(37,699)	(12,989)	(12,358)
Deferred tax assets/(liabilities)	$ (2,900)
Deferred tax assets/(liabilities)		$ 3	$ 6